Loans (Tables)	12 Months Ended
Dec. 31, 2010
Loans [Line Items]
Loan balances by portfolio segment

		Consumer, excluding
December 31, 2010 (in millions)	Wholesale	credit card	Credit Card	Total

Retained(a)	$222,510	$327,464	$135,524	$685,498	(b)
Held-for-sale	3,147	154	2,152	5,453
At fair value	1,976	—	—	1,976

Total	$227,633	$327,618	$137,676	$692,927

		Consumer, excluding
December 31, 2009 (in millions)	Wholesale	credit card	Credit Card	Total

Retained	$200,077	$348,355	$78,786	$627,218	(b)
Held-for-sale	2,734	2,142	—	4,876
At fair value	1,364	—	—	1,364

Total	$204,175	$350,497	$78,786	$633,458

(a)	Effective January 1, 2010, the Firm adopted accounting guidance related to VIEs. Upon adoption of the guidance, the Firm consolidated $84.7 billion of loans associated with Firm-sponsored credit card securitization trusts; $15.1 billion of wholesale loans; and $4.8 billion of loans associated with certain other consumer securitization entities, primarily mortgage-related. For further information, see Note 16 on pages 244–259 of this Annual Report.

(b)	Loans (other than PCI loans and those for which the fair value option has been selected) are presented net of unearned income, unamortized discounts and premiums, and net deferred loan costs of $1.9 billion and $1.4 billion at December 31, 2010 and 2009, respectively.

Net gains/(losses) on loan sales by portfolio segment

Year ended December 31, (in millions)	2010	2009	2008

Net gains/(losses) on sales of loans (including lower of cost or fair value adjustments)(a)
Wholesale	$215	$291	$(2,647)
Consumer, excluding credit card	265	127	(11)
Credit Card	(16)	21	150

Total net gains/(losses) on sales of loans (including lower of cost or fair value adjustments)(a)	$464	$439	$(2,508)

(a)	Excludes sales related to loans accounted for at fair value.

Wholesale real estate class of loans

December 31,	Multi-family		Commercial lessors
(in millions, except ratios)	2010	2009	2010	2009

Real estate retained loans	$30,604	$31,077	$15,796	$15,170
Criticized exposure	3,798	3,942	3,593	3,855
% of total real estate retained loans	12.41%	12.68%	22.75%	25.41%
Criticized nonaccrual	$1,016	$1,109	$1,549	$687
% of total real estate retained loans	3.32%	3.57%	9.81%	4.53%

(table continued from previous page)

Commercial construction and development		Other		Total real estate loans
2010	2009	2010	2009	2010	2009

$3,395	$4,599	$3,840	$6,349	$53,635	$57,195
619	1,359	696	1,591	8,706	10,747
18.23%	29.55%	18.13%	25.06%	16.23%	18.79%
$174	$313	$198	$779	$2,937	$2,888
5.13%	6.81%	5.16%	12.27%	5.48%	5.05%

Wholesale [Member]
Loans [Line Items]
Impaired loans

	Commercial				Financial		Government				Total
December 31,	and industrial		Real estate		institutions		agencies		Other		retained loans
(in millions)	2010	2009	2010	2009	2010	2009	2010	2009	2010	2009	2010	2009

Impaired loans
With an allowance	$1,512	$2,171	$2,510	$2,998	$127	$579	$22	$4	$697	$595	$4,868	$6,347
Without an allowance(a)	157	89	445	363	8	149	—	—	8	12	618	613

Total impaired loans	$1,669	$2,260	$2,955	$3,361	$135	$728	$22	$4	$705	$607	$5,486	$6,960

Allowance for loan losses related to impaired loans(b)	435	454	825	1,212	61	165	14	1	239	214	1,574	2,046
Unpaid principal balance of impaired loans(c)	2,453	3,042	3,487	3,649	244	918	30	4	1,046	760	7,260	8,373

(a)	When the discounted cash flows, collateral value or market price equals or exceeds the recorded investment in the loan, then the loan does not require an allowance. This typically occurs when the impaired loans have been partially charged-off and/or there have been interest payments received and applied to the loan balance.

(b)	The allowance for impaired loans is included in JPMorgan Chase’s asset-specific allowance for loan losses.

(c)	Represents the contractual amount of principal owed at December 31, 2010 and 2009. The unpaid principal balance differs from the impaired loan balances due to various factors, including charge-offs; interest payments received and applied to the carrying value; net deferred loan fees or costs; and discount or premiums on purchased loans.

Residential real estate excluding purchased credit-impaired loans

	Commercial
As of or for the year ended December 31,	and industrial		Real estate
(in millions, except ratios)	2010	2009	2010	2009

Loans by risk ratings
Investment grade	$31,697	$31,203	$28,504	$31,986
Noninvestment grade:
Noncriticized	30,874	28,714	16,425	14,462
Criticized performing	2,371	6,079	5,769	7,859
Criticized-total nonaccrual	1,634	2,245	2,937	2,888

Total noninvestment grade	34,879	37,038	25,131	25,209

Total retained loans	$66,576	$68,241	$53,635	$57,195

% of total criticized to total retained loans	6.02%	12.20%	16.23%	18.79%
% of nonaccrual loans to total retained loans	2.45	3.29	5.48	5.05

Loans by geographic distribution(a)
Total non-U.S.	$17,731	$19,138	$1,963	$2,227
Total U.S.	48,845	49,103	51,672	54,968

Total retained loans	$66,576	$68,241	$53,635	$57,195

Net charge-offs	$403	$1,243	$862	$688
% of net charge-offs to retained loans(b)	0.61%	1.82%	1.61%	1.20%

Loan delinquency(c)
Current and less than 30 days past due and still accruing	$64,501	$65,692	$50,299	$53,370
30–89 days past due and still accruing	434	276	290	823
90 or more days past due and still accruing(d)	7	28	109	114
Nonaccrual	1,634	2,245	2,937	2,888

Total retained loans	$66,576	$68,241	$53,635	$57,195

(a)	U.S. and non-U.S. distribution is determined based predominantly on the domicile of the borrower.

(b)	Ratios were calculated using end-of-period retained loans.

(c)	For wholesale loans, the past due status of a loan is generally not a significant indicator of credit quality due to the ongoing review and monitoring of an obligor’s ability to meet contractual obligations. For a discussion of more significant factors, see page 223 of this Note.

(d)	Represents loans that are 90 days or more past due as to principal and/or interest, but that are still accruing interest; these loans are considered well-collateralized.

(e)	Effective January 1, 2010, the Firm adopted accounting guidance related to VIEs. Upon adoption of the guidance, the Firm consolidated $15.1 billion of wholesale loans. For further information, see Note 16 on pages 244–259 of this Annual Report.

(f)	Other primarily includes loans to special purpose entities and loans to private banking clients. See Note 1 on page 164–165 of this Annual Report for additional information on SPEs.

Financial						Total
institutions		Government agencies		Other(e)(f)		retained loans(e)
2010	2009	2010	2009	2010	2009	2010	2009

$22,525	$14,878	$6,871	$6,684	$56,450	$33,780	$146,047	$118,531

8,480	8,319	382	624	6,012	6,704	62,173	58,823
317	1,201	3	28	320	997	8,780	16,164
136	729	22	5	781	692	5,510	6,559

8,933	10,249	407	657	7,113	8,393	76,463	81,546

$31,458	$25,127	$7,278	$7,341	$63,563	$42,173	$222,510	$200,077

1.44%	7.68%	0.34%	0.45%	1.73%	4.00%	6.42%	11.36%
0.43	2.90	0.30	0.07	1.23	1.64	2.48	3.28

$19,756	$11,755	$870	$1,707	$25,831	$18,790	$66,151	$53,617
11,702	13,372	6,408	5,634	37,732	23,383	156,359	146,460

$31,458	$25,127	$7,278	$7,341	$63,563	$42,173	$222,510	$200,077

$72	$734	$2	$—	$388	$467	$1,727	$3,132
0.23%	2.92%	0.03%	—%	0.61%	1.11%	0.78%	1.57%

$31,289	$24,324	$7,222	$7,321	$61,837	$40,785	$215,148	$191,492
31	68	34	15	704	512	1,493	1,694
2	6	—	—	241	184	359	332
136	729	22	5	781	692	5,510	6,559

$31,458	$25,127	$7,278	$7,341	$63,563	$42,173	$222,510	$200,077

	Home equity
As of or for the year ended	Senior lien		Junior lien
December 31, (in millions, except ratios)	2010	2009	2010	2009

Net charge-offs	$262	$234	$3,182	$4,448
% of net charge-offs to retained loans	1.00%	0.80%	4.63%	5.62%

Loan delinquency
Current and less than 30 days past due	$23,615	$26,543	$62,315	$71,534
30–149 days past due	414	512	1,508	2,224
150 or more days past due	347	321	186	291

Total retained loans	$24,376	$27,376	$64,009	$74,049

% of 30+ days past due to total retained loans	3.12%	3.04%	2.65%	3.40%
90 or more days past due and still accruing	$—	$—	$—	$—
Nonaccrual loans(a)	479	477	784	1,188

Current estimated LTV ratios(b)(c)(d)
Greater than 125% and refreshed FICO scores:
Equal to or greater than 660	$528	$472	$6,928	$6,788
Less than 660	238	235	2,495	2,703

101% to 125% and refreshed FICO scores:
Equal to or greater than 660	974	933	9,403	10,616
Less than 660	325	319	2,873	3,277

80% to 100% and refreshed FICO scores:
Equal to or greater than 660	2,860	3,038	13,333	16,098
Less than 660	738	825	3,155	3,657

Less than 80% and refreshed FICO scores:
Equal to or greater than 660	15,994	18,591	22,527	27,225
Less than 660	2,719	2,963	3,295	3,685

U.S. government-guaranteed	—	—	—	—

Total retained loans	$24,376	$27,376	$64,009	$74,049

Geographic region
California	$3,348	$3,658	$14,656	$16,990
New York	3,272	3,438	12,278	13,456
Texas	3,594	4,306	2,239	2,711
Florida	1,088	1,198	3,470	4,123
Illinois	1,635	1,795	4,248	4,849
Ohio	2,010	2,338	1,568	1,865
New Jersey	732	777	3,617	4,090
Michigan	1,176	1,329	1,618	1,900
Arizona	1,481	1,648	2,979	3,582
Washington	776	868	2,142	2,481
All other(e)	5,264	6,021	15,194	18,002

Total retained loans	$24,376	$27,376	$64,009	$74,049

(a)	At December 31, 2010 and 2009, nonaccrual loans excluded mortgage loans insured by U.S. government agencies of $10.5 billion and $9.0 billion, respectively, that are 90 days past due and accruing at the guaranteed reimbursement rate. These amounts are excluded as reimbursement of insured amounts is proceeding normally.

(b)	Represents the aggregate unpaid principal balance of loans divided by the estimated current property value. Current property values are estimated, at a minimum, quarterly, based on home valuation models utilizing nationally recognized home price index valuation estimates and do not represent actual appraised loan level collateral values; as such, the resulting ratios are necessarily imprecise and should be viewed as estimates.

(c)	Junior lien represents combined LTV, which considers all available lien positions related to the property. All other products are presented without consideration of subordinate liens on the property.

(d)	Refreshed FICO scores represent each borrower’s most recent credit score obtained by the Firm; current FICO scores are obtained at least quarterly.

(e)	At December 31, 2010 and 2009, includes prime mortgage loans insured by U.S. government agencies of $12.9 billion and $10.8 billion, respectively.

(f)	At December 31, 2010 and 2009, includes 30+ day delinquent mortgage loans that are insured by U.S. government agencies of $11.4 billion and $9.7 billion, respectively. These amounts are considered current as reimbursement of insured amounts is proceeding normally.

(table continued from previous page)

Mortgages				Total residential real
Prime, including option ARMs		Subprime		estate (excluding PCI)
2010	2009	2010	2009	2010	2009

$1,627	$1,957	$1,374	$1,648	$6,445	$8,287
2.15%	2.51%	10.82%	11.86%	3.52%	4.14%

$69,562 (f)	$69,458 (f)	$8,477	$8,294	$163,969	$175,829
1,576	2,629	1,184	1,883	4,682	7,248
3,401	3,341	1,626	2,349	5,560	6,302

$74,539	$75,428	$11,287	$12,526	$174,211	$189,379

6.68%	7.91%	24.90%	33.79%	5.88%	7.15%
$—	$—	$—	$—	$—	$—
4,320	4,667	2,210	3,248	7,793	9,580

$3,039	$2,435	$338	$335	$10,833	$10,030
1,595	1,339	1,153	1,169	5,481	5,446

4,733	4,763	506	593	15,616	16,905
1,775	1,913	1,486	1,902	6,459	7,411

10,720	12,889	925	1,094	27,838	33,119
2,786	3,152	1,955	2,663	8,634	10,297

32,385	33,368	2,252	2,063	73,158	81,247
4,557	4,803	2,672	2,707	13,243	14,158

12,949	10,766	—	—	12,949	10,766

$74,539	$75,428	$11,287	$12,526	$174,211	$189,379

$19,278	$21,538	$1,730	$1,720	$39,012	$43,906
9,587	9,784	1,381	1,535	26,518	28,213
2,569	2,185	345	407	8,747	9,609
4,840	5,293	1,422	1,625	10,820	12,239
3,765	3,250	468	584	10,116	10,478
462	461	275	299	4,315	4,963
2,026	2,207	534	617	6,909	7,691
963	1,009	294	324	4,051	4,562
1,320	1,414	244	301	6,024	6,945
2,056	2,174	247	274	5,221	5,797
27,673	26,113	4,347	4,840	52,478	54,976

$74,539	$75,428	$11,287	$12,526	$174,211	$189,379

As of or for the year ended
December 31,	Auto(c)		Business banking		Student and other(c)		Total other consumer
(in millions, except ratios)	2010	2009	2010	2009	2010	2009	2010	2009

Net charge-offs	$298	$627	$707	$842	$459	$443	$1,464	$1,912
% of net charge-offs to retained loans	0.63%	1.44%	4.23%	4.73%	2.85%	2.90%	1.82%	2.49%

Loan delinquency
Current and less than 30 days past due	$47,778	$45,281	$16,240	$16,277	$15,074 (d)	$14,479 (d)	$79,092	$76,037
30–119 days past due	579	720	351	427	232	240	1,162	1,387
120 or more days past due	10	30	221	270	5	7	236	307

Total retained loans	$48,367	$46,031	$16,812	$16,974	$15,311	$14,726	$80,490	$77,731

% of 30+ days past due to total retained loans	1.22%	1.63%	3.40%	4.11%	1.55%	1.68%	1.74%	2.18%

90 or more days past due and still accruing	$—	$—	$—	$—	$625	$542	$625	$542

Nonaccrual loans(a)	141	177	832	826	67	74	1,040	1,077

Geographic region
California	$4,307	$4,440	$851	$515	$1,330	$1,304	$6,488	$6,259
New York	3,875	3,756	2,877	3,040	1,305	1,243	8,057	8,039
Texas	4,505	4,330	2,550	2,487	1,273	1,197	8,328	8,014
Florida	1,923	1,750	220	166	722	715	2,865	2,631
Illinois	2,608	2,440	1,320	1,380	940	868	4,868	4,688
Ohio	2,961	3,153	1,647	1,783	1,010	957	5,618	5,893
New Jersey	1,842	1,776	422	426	502	475	2,766	2,677
Michigan	2,434	2,108	1,401	1,613	729	686	4,564	4,407
Arizona	1,499	1,479	1,218	1,210	387	366	3,104	3,055
Washington	716	627	115	84	279	266	1,110	977
All other	21,697	20,172	4,191	4,270	6,834	6,649	32,722	31,091

Total retained loans	$48,367	$46,031	$16,812	$16,974	$15,311	$14,726	$80,490	$77,731

Loans by risk ratings(b)
Noncriticized	5,803	4,564	10,831	10,450	NA	NA	16,634	15,014
Criticized performing	265	448	502	517	NA	NA	767	965
Criticized nonaccrual	12	39	574	542	NA	NA	586	581

(a)	At December 31, 2010 and 2009, excludes student loans that are 90 days past due and still accruing, which are insured by U.S. government agencies under the FFELP, of $625 million and $542 million, respectively. These amounts are excluded as reimbursement of insured amounts is proceeding normally.

(b)	For risk-rated business banking and auto loans, the primary credit quality indicator is the risk-rating of the loan, including whether the loans are considered to be criticized and/or nonaccrual.

(c)	Effective January 1, 2010, the Firm adopted accounting guidance related to VIEs. Upon the adoption of the guidance, the Firm consolidated certain consumer loan securitization entities. For further information, see Note 16 on pages 244–259 of this Annual Report.

(d)	Includes 30+ day delinquent loans that are 30 days or more past due and still accruing, which are insured by U.S. government agencies under the FFELP, of $1.1 billion and $942 million at December 31, 2010 and 2009, respectively. These amounts are considered current as reimbursement of insured amounts is proceeding normally.

December 31,	Home equity		Prime mortgage
(in millions, except ratios)	2010	2009	2010	2009

Carrying value(a)	$24,459	$26,520	$17,322	$19,693
Related allowance for loan losses(b)	1,583	—	1,766	1,090

Loan delinquency (based on unpaid principal balance)
Current and less than 30 days past due	$25,783	$29,697	$13,035	$15,404
30–149 days past due	1,348	2,117	1,468	2,026
150 or more days past due	1,181	1,144	4,425	4,542

Total loans	$28,312	$32,958	$18,928	$21,972

% of 30+ days past due to total loans	8.93%	9.89%	31.13%	29.89%

Current estimated LTV ratios (based on unpaid principal balance)(c)(d)
Greater than 125% and refreshed FICO scores:
Equal to or greater than 660	$6,324	$6,139	$2,400	$1,935
Less than 660	4,052	4,401	2,744	2,244

101% to 125% and refreshed FICO scores:
Equal to or greater than 660	6,097	6,875	3,815	4,566
Less than 660	2,701	3,141	3,011	3,213

80% to 100% and refreshed FICO scores:
Equal to or greater than 660	4,019	5,713	1,970	3,364
Less than 660	1,483	1,930	1,857	2,594

Lower than 80% and refreshed FICO scores:
Equal to or greater than 660	2,539	3,330	1,443	1,832
Less than 660	1,097	1,429	1,688	2,224

Total unpaid principal balance	$28,312	$32,958	$18,928	$21,972

Geographic region (based on unpaid principal balance)
California	$17,012	$19,749	$10,891	$12,657
New York	1,316	1,495	1,111	1,239
Texas	525	616	194	231
Florida	2,595	3,045	1,519	1,801
Illinois	627	723	562	650
Ohio	38	47	91	106
New Jersey	540	625	486	540
Michigan	95	113	279	307
Arizona	539	653	359	438
Washington	1,535	1,766	451	533
All other	3,490	4,126	2,985	3,470

Total unpaid principal balance	$28,312	$32,958	$18,928	$21,972

(a)	Carrying value includes the effect of fair value adjustments that were applied to the consumer PCI portfolio at the date of acquisition.

(b)	Management concluded as part of the Firm’s regular assessment of the PCI loan pools that it was probable that higher expected principal credit losses would result in a decrease in expected cash flows. As a result, an allowance for loan losses for impairment of these pools has been recognized.

(c)	Represents the aggregate unpaid principal balance of loans divided by the estimated current property value. Current property values are estimated, at a minimum quarterly, based on home valuation models utilizing nationally recognized home price index valuation estimates and do not represent actual appraised loan level collateral values; as such the resulting ratios are necessarily imprecise and should be viewed as estimates. Current estimated combined LTV for junior lien home equity loans considers all available lien positions related to the property.

(d)	Refreshed FICO scores represent each borrower’s most recent credit score obtained by the Firm; current FICO scores are obtained at least quarterly.

(table continued from previous page)

Subprime mortgage		Option ARMs		Total PCI
2010	2009	2010	2009	2010	2009

$5,398	$5,993	$25,584	$29,039	$72,763	$81,245
98	—	1,494	491	4,941	1,581

$4,312	$4,531	$18,672	$23,709	$61,802	$73,341
1,020	1,383	2,215	4,010	6,051	9,536
2,710	3,107	9,904	9,660	18,220	18,453

$8,042	$9,021	$30,791	$37,379	$86,073	$101,330

46.38%	49.77%	39.36%	36.57%	28.20%	27.62%

$432	$409	$2,681	$4,081	$11,837	$12,564
2,129	2,084	6,330	6,761	15,255	15,490

424	481	4,292	5,518	14,628	17,440
1,663	1,877	5,005	6,291	12,380	14,522

374	497	4,152	4,925	10,515	14,499
1,477	1,917	3,551	4,213	8,368	10,654

186	179	2,281	2,549	6,449	7,890
1,357	1,577	2,499	3,041	6,641	8,271

$8,042	$9,021	$30,791	$37,379	$86,073	$101,330

$1,971	$2,244	$16,130	$19,637	$46,004	$54,287
736	774	1,703	1,848	4,866	5,356
435	476	155	191	1,309	1,514
906	1,049	3,916	5,106	8,936	11,001
438	480	760	896	2,387	2,749
122	135	131	156	382	444
316	350	1,064	1,166	2,406	2,681
214	245	345	448	933	1,113
165	194	528	708	1,591	1,993
178	200	745	877	2,909	3,376
2,561	2,874	5,314	6,346	14,350	16,816

$8,042	$9,021	$30,791	$37,379	$86,073	$101,330

As of or for the year ended December 31,	Chase, excluding		Washington Mutual
(in millions, except ratios)	Washington Mutual portfolio(e)		portfolio(e)		Total credit card
	2010	2009	2010	2009 (f)	2010	2009 (f)

Net charge-offs	$11,191	$6,466	$2,846	$3,168	$14,037	$9,634
% of net charge-offs to retained loans	8.73%	9.76%	17.73%	15.26%	9.73%	11.07%

Loan delinquency(a)(b)
Current and less than 30 days past due and still accruing	$117,248	$55,374	$12,670	$17,316	$129,918	$72,690
30 – 89 days past due and still accruing	2,092	1,638	459	974	2,551	2,612
90 or more days past due and still accruing	2,449	2,118	604	1,363	3,053	3,481
Nonaccrual loans	2	3	—	—	2	3

Total retained loans	$121,791	$59,133	$13,733	$19,653	135,524	$78,786

Loan delinquency ratios
% of 30 plus days past due to total retained loans	3.73%	6.35%	7.74%	11.89%	4.14%	7.73%
% of 90 plus days past due to total retained loans	2.01	3.58	4.40	6.94	2.25	4.42

Credit card loans by geographic region
California	$15,454	$7,115	$2,650	$3,873	$18,104	$10,988
New York	9,540	4,527	1,032	1,458	10,572	5,985
Texas	9,217	4,154	1,006	1,421	10,223	5,575
Florida	6,724	3,439	1,165	1,735	7,889	5,174
Illinois	7,077	3,166	542	771	7,619	3,937
Ohio	5,035	2,506	401	562	5,436	3,068
New Jersey	5,070	2,337	494	707	5,564	3,044
Michigan	3,956	1,977	273	397	4,229	2,374
Virginia	3,020	1,386	295	417	3,315	1,803
Pennsylvania	4,521	2,243	424	598	4,945	2,841
Washington	2,053	911	438	596	2,491	1,507
Georgia	2,834	1,477	398	562	3,232	2,039
All other	47,290	23,895	4,615	6,556	51,905	30,451

Total retained loans(c)	$121,791	$59,133	$13,733	$19,653	$135,524	$78,786

Percentage of portfolio based on carrying value with estimated refreshed FICO scores(d)
Equal to or greater than 660	80.6%	72.6%	56.4%	49.2%	77.9%	66.7%
Less than 660	19.4	27.4	43.6	50.8	22.1	33.3

(a)	Results reflect the impact of purchase accounting adjustments related to the Washington Mutual transaction and the consolidation of the WMMT in the second quarter of 2009.

(b)	The Firm’s policy is generally to exempt credit card loans from being placed on nonaccrual status as permitted by regulatory guidance. Under guidance issued by the FFIEC, credit card loans are charged off by the end of the month in which the account becomes 180 days past due or within 60 days from receiving notification about a specified event (e.g., bankruptcy of the borrower), whichever is earlier.

(c)	Effective January 1, 2010, the Firm adopted accounting guidance related to VIEs. Upon adoption of the guidance, the Firm consolidated its Firm-sponsored credit card securitization trusts. For further information, see Note 16 on pages 244–259 of this Annual Report.

(d)	Refreshed FICO scores are estimated based on a statistically significant random sample of credit card accounts in the credit card portfolio for the period shown. The Firm obtains refreshed FICO scores on a quarterly basis.

(e)	Includes billed finance charges and fees net of an allowance for uncollectible amounts.

(f)	Includes $1.0 billion of loans at December 31, 2009, held by the WMMT, which were consolidated onto the Firm’s Consolidated Balance Sheets at fair value during the second quarter of 2009. Such loans had been fully repaid or charged off as of December 31, 2010. For further discussion, see Note 16 on pages 244–259 of this Annual Report.

Average impaired loans and related interest income

For the year ended
December 31,	Impaired loans (average)
(in millions)	2010	2009	2008

Commercial and industrial	$1,655	$1,767	$337
Real estate	3,101	2,420	389
Financial institutions	304	685	49
Government agencies	5	4	1
Other	884	468	120

Total(a)	$5,949	$5,344	$896

(a)	The related interest income on accruing impaired loans, largely in real estate, was $21 million, $15 million and zero for the years ended December 31, 2010, 2009 and 2008. The interest income recognized on a cash basis was not material for the years 2010, 2009 and 2008.

Loans modified in troubled debt restructuring

	Commercial and				Financial		Government				Total
December 31,	industrial		Real estate		institutions		agencies		Other		retained loans
(in millions)	2010	2009	2010	2009	2010	2009	2010	2009	2010	2009	2010	2009

Loans modified in troubled debt restructurings(a)	$212	$253	$907	$856	$1	$—	$22	$—	$1	$—	$1,143	$1,109
TDRs on nonaccrual status	163	222	831	269	1	—	22	—	1	—	1,018	491
Additional commitments to lend to borrowers whose loans have been modified in TDRs	1	33	—	6	—	—	—	—	—	—	1	39

(a)	These modifications generally provided interest rate concessions to the borrower or deferral of principal repayments.

Credit Card [Member]
Loans [Line Items]
Impaired loans

	Chase, excluding
	Washington Mutual		Washington Mutual
	portfolio		portfolio		Total credit card
December 31, (in millions)	2010	2009	2010	2009	2010	2009

Impaired loans with an allowance(a)(b)
Credit card loans with modified payment terms(c)	$6,685	$3,513	$1,570	$1,617	$8,255	$5,130
Modified credit card loans that have reverted to pre-modification payment terms(d)	1,439	812	311	303	1,750	1,115

Total impaired loans(e)	$8,124	$4,325	$1,881	$1,920	$10,005	$6,245

Allowance for loan losses related to impaired loans	3,175	2,038	894	1,079	4,069	3,117

(a)	The carrying value and the unpaid principal balance are the same for credit card impaired loans.

(b)	There are no impaired loans without an allowance.

(c)	Represents credit card loans outstanding to borrowers then enrolled in a credit card modification program.

(d)	Represents credit card loans that were modified in troubled debt restructurings but that have subsequently reverted back to the loans’ pre-modification payment terms. Of the $1.8 billion total loan amount at December 31, 2010, approximately $1.2 billion of loans have reverted back to the pre-modification payment terms of the loans due to noncompliance with the terms of the modified loans. A substantial portion of these loans is expected to be charged-off in accordance with the Firm’s standard charge-off policy. The remaining $590 million of loans are to borrowers who have successfully completed a short-term modification program. The Firm continues to report these loans as troubled debt restructurings since the borrowers’ credit lines remain closed. Prior-period amounts have been revised to conform to the current presentation.

(e)	The increase in troubled debt restructurings from December 31, 2009 to December 31, 2010, is primarily attributable to previously-modified loans held in Firm-sponsored credit card securitization trusts being consolidated as a result of adopting the new accounting guidance related to VIEs.

Average impaired loans and related interest income

For the year ended
December 31,	Impaired loans (average)			Interest income on impaired loans(a)
(in millions)	2010	2009	2008	2010	2009	2008

Chase, excluding Washington Mutual portfolio	$8,747	$3,059	$2,386	$479	$181	$167
Washington Mutual portfolio	1,983	991	—	126	70	—

Total credit card	$10,730	$4,050	$2,386	$605	$251	$167

Consumer Excluding Credit Card [Member]
Loans [Line Items]
Consumer loans by class, excluding credit card loan portfolio segment

December 31, (in millions)	2010	2009

Residential real estate – excluding PCI
Home equity:
Senior lien(a)	$24,376	$27,376
Junior lien(b)	64,009	74,049
Mortgages:
Prime, including option ARMs(c)	74,539	75,428
Subprime(c)	11,287	12,526
Other consumer loans
Auto(c)	48,367	46,031
Business banking	16,812	16,974
Student and other(c)	15,311	14,726
Residential real estate – PCI
Home equity	24,459	26,520
Prime mortgage	17,322	19,693
Subprime mortgage	5,398	5,993
Option ARMs	25,584	29,039

Total retained loans	$327,464	$348,355

(a)	Represents loans where JPMorgan Chase holds the first security interest on the property.

(b)	Represents loans where JPMorgan Chase holds a security interest that is subordinate in rank to other liens.

(c)	Effective January 1, 2010, the Firm adopted accounting guidance related to VIEs. Upon adoption of the guidance, the Firm consolidated $4.8 billion of certain consumer loan securitization entities, primarily mortgage-related. For further information, see Note 16 on pages 244–259 of this Annual Report.

Residential real estate, excluding PCI [Member]
Loans [Line Items]
Impaired loans

	Home equity				Mortgages				Total residential real
December 31,	Senior lien		Junior lien		Prime, including option ARMs		Subprime		estate (excluding PCI)
(in millions)	2010	2009	2010	2009	2010	2009	2010	2009	2010	2009

Impaired loans(a)(b)
With an allowance	$211	$167	$258	$221	$1,525	$552	$2,563	$1,952	$4,557	$2,892
Without an allowance(c)	15	1	25	1	559	90	188	46	787	138

Total impaired loans(d)	$226	$168	$283	$222	$2,084	$642	$2,751	$1,998	$5,344	$3,030

Allowance for loan losses related to impaired loans	77	73	82	100	97	70	555	494	811	737

Unpaid principal balance of impaired loans(e)	265	178	402	273	2,751	783	3,777	2,303	7,195	3,537
Impaired loans on nonaccrual status	38	30	63	43	534	249	632	598	1,267	920

(a)	Represents loans modified in a TDR. These modifications generally provided interest rate concessions to the borrower or deferral of principal repayments.

(b)	There are no additional commitments to lend to borrowers whose loans have been modified in TDRs as of December 31, 2010 and 2009.

(c)	When discounted cash flows or collateral value equals or exceeds the recorded investment in the loan, then the loan does not require an allowance. This typically occurs when the impaired loans have been partially charged-off and/or there have been interest payments received and applied to the loan balance.

(d)	At December 31, 2010 and 2009, $3.0 billion and $296 million, respectively, of loans modified subsequent to repurchase from Ginnie Mae were excluded from loans accounted for as TDRs. When such loans perform subsequent to modification they are generally sold back into Ginnie Mae loan pools. Modified loans that do not re-perform become subject to foreclosure. Substantially all amounts due under the terms of these loans continue to be insured and, where applicable, reimbursement of insured amounts is proceeding normally.

(e)	Represents the contractual amount of principal owed at December 31, 2010 and 2009. The unpaid principal balance differs from the impaired loan balances due to various factors, including charge-offs; interest payments received and applied to the principal balance; net deferred loan fees or costs; and discounts or premiums on purchased loans.

Average impaired loans and related interest income

							Interest income on impaired
For the year ended December 31,	Impaired loans (average)			Interest income on impaired loans(a)			loans on a cash basis(a)
(in millions)	2010	2009	2008	2010	2009	2008	2010	2009	2008

Home equity
Senior lien	$207	$142	$39	$15	$7	$2	$1	$1	$—
Junior lien	266	187	39	10	9	3	1	1	—
Mortgages
Prime, including option ARMs	1,530	496	41	70	34	2	14	8	—
Subprime	2,539	1,948	690	121	98	47	19	6	2

Total residential real estate (excluding PCI)	$4,542	$2,773	$809	$216	$148	$54	$35	$16	$2

(a)	Generally, interest income on loans modified in a TDR is recognized on a cash basis until such time as the borrower has made a minimum of six payments under the new terms. As of December 31, 2010 and 2009, loans of $580 million and $256 million, respectively, are TDRs for which the borrowers have not yet made six payments under their modified terms.

Other consumer [Member]
Loans [Line Items]
Impaired loans

	Auto		Business banking		Total other consumer(c)
December 31, (in millions)	2010	2009	2010	2009	2010	2009

Impaired loans
With an allowance	$102	$118	$774	$500	$876	$618
Without an allowance(a)	—	—	—	—	—	—

Total impaired loans	$102	$118	$774	$500	$876	618

Allowance for loan losses related to impaired loans	16	30	248	129	264	159

Unpaid principal balance of impaired loans(b)	132	137	899	577	1,031	714

(a)	When discounted cash flows, collateral value or market price equals or exceeds the recorded investment in the loan, then the loan does not require an allowance. This typically occurs when the impaired loans have been partially charged-off and/or there have been interest payments received and applied to the loan balance.

(b)	Represents the contractual amount of principal owed at December 31, 2010 and 2009. The unpaid principal balance differs from the impaired loan balances due to various factors, including charge-offs; interest payments received and applied to the principal balance; net deferred loan fees or costs; and discounts or premiums on purchased loans.

(c)	There were no student and other loans modified in TDRs at December 31, 2010 and 2009.

Average impaired loans and related interest income

For the year ended December 31,	Impaired loans (average)(b)
(in millions)	2010	2009	2008

Auto	$120	$100	$71
Business banking	682	396	200

Total other consumer(a)	$802	$496	$271

(a)	There were no student and other loans modified in TDRs at December 31, 2010, 2009 and 2008.

(b)	The related interest income on impaired loans, including those on cash basis, were not material for the years 2010, 2009 and 2008.

Loans modified in troubled debt restructuring

	Auto		Business banking		Total other consumer(c)
December 31, (in millions)	2010	2009	2010	2009	2010	2009

Loans modified in troubled debt restructurings(a)(b)	$91	$79	$395	$17	$486	$96
TDRs on nonaccrual status	39	30	268	16	307	46

(a)	These modifications generally provided interest rate concessions to the borrower or deferral of principal repayments.

(b)	Additional commitments to lend to borrowers whose loans have been modified in TDRs as of December 31, 2010 and 2009 are immaterial.

(c)	There were no student and other loans modified in TDRs at December 31, 2010 and 2009.

Purchased Credit Impaired [Member]
Loans [Line Items]
Accretable yield activity

Year ended December 31,	Total PCI
(in millions, except ratios)	2010	2009	2008

Balance, January 1	$25,544	$32,619	$—
Washington Mutual acquisition	—	—	39,454
Accretion into interest income	(3,232)	(4,363)	(1,292)
Changes in interest rates on variable rate loans	(819)	(4,849)	(5,543)
Other changes in expected cash flows(a)	(2,396)	2,137	—

Balance, December 31	$19,097	$25,544	$32,619
Accretable yield percentage	4.35%	5.14%	5.81%

(a)	Other changes in expected cash flows may vary from period to period as the Firm continues to refine its cash flow model and periodically updates model assumptions. For the years ended December 31, 2010 and 2009, other changes in expected cash flows were principally driven by changes in prepayment assumptions, as well as reclassification to the nonaccretable difference. Such changes are expected to have an insignificant impact on the accretable yield percentage.